Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash [abstract]
Disclosure of Restricted Cash

As at	December 31, 2024	December 31, 2023
Captive insurance	19,815	19,616
Other	—	275
	19,815	19,891